REVOLVING FINANCING (Narrative) (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2015 USD ($) mo	Mar. 31, 2015 USD ($) mo d
Revolving Financing 1		8.00%
Revolving Financing 2		3.25%
Revolving Financing 3		360
Revolving Financing 4		0.50%
Revolving Financing 5		0.25%
Revolving Financing 6		1.00%
Revolving Financing 7		$ 500,000
Revolving Financing 8		500,000
Revolving Financing 9		$ 5,000,000
Revolving Financing 10 | mo		24
Revolving Financing 11 | mo		12
Revolving Financing 12 | d		30
Revolving Financing 13		2.00%
Revolving Financing 14		$ 242,875
Revolving Financing 1	8.00%
Revolving Financing 2	3.25%
Revolving Financing 3	0.50%
Revolving Financing 4	0.25%
Revolving Financing 5	1.00%
Revolving Financing 6	$ 500,000
Revolving Financing 7	500,000
Revolving Financing 8	$ 5,000,000
Revolving Financing 9 | mo	24
Revolving Financing 10 | mo	12
Revolving Financing 11	2.00%
Revolving Financing 12	$ 256,769
Revolving Financing 13	$ 242,875